Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Short-term bank loan			¥ 10,000	¥ 9,950
Total			¥ 10,000	¥ 9,950
Beijing Dake
Borrowings
Short-term bank loan	¥ 6,000
Total	6,000
Face amount	¥ 6,000
Term of borrowings	366 days
Interest rate (as a percent)	5.20%
Beijing Duoke
Borrowings
Short-term bank loan	¥ 4,000	¥ 9,950
Total	4,000	9,950
Face amount	¥ 4,000	¥ 9,950
Term of borrowings	366 days	359 days
Interest rate (as a percent)	4.50%	4.95%